Long-term debt - Additional Information (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Percentage of long-term debt instruments exposed to changes in short-term interest rates	86.00%	87.00%
Letters of credit outstanding	$ 5	$ 8
Syndicated credit facility [member]
Disclosure of detailed information about borrowings [line items]
Debt	550
Available borrowing facilities	$ 450